Restructuring (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve
Beginning balance	$ 237	$ 263	$ 233
Assumed Hewitt restructuring liability		43
Expensed	106	168	394
Cash payments	(178)	(232)	(327)
Purchase accounting adjustment			(49)
Foreign exchange translation and other	8	(5)	12
Ending balance	173	237	263
Aon Hewitt Restructuring Plan
Restructuring Reserve
Beginning balance	88
Assumed Hewitt restructuring liability		43
Expensed	98	52
Cash payments	(93)	(8)
Foreign exchange translation and other	2	1
Ending balance	95	88
Aon Benfield Restructuring Plan
Restructuring Reserve
Beginning balance	26	45	104
Expensed	19	24	53
Cash payments	(24)	(38)	(67)
Purchase accounting adjustment			(49)
Foreign exchange translation and other	(1)	(5)	4
Ending balance	20	26	45
2007 Restructuring Plan
Restructuring Reserve
Beginning balance	113	202	101
Expensed	(11)	92	342
Cash payments	(59)	(178)	(248)
Foreign exchange translation and other	7	(3)	7
Ending balance	50	113	202
Other Restructuring Plan
Restructuring Reserve
Beginning balance	10	16	28
Expensed			(1)
Cash payments	(2)	(8)	(12)
Foreign exchange translation and other		2	1
Ending balance	$ 8	$ 10	$ 16